                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08189
                                  ----------------------------------------------

                      J.P. Morgan Fleming Mutual Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               522 Fifth Avenue, New York,                 NY 10036
--------------------------------------------------------------------------------
         (Address of principal executive offices)         (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   December 31, 2004
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                           JPMORGAN MID CAP VALUE FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)


    SHARES       ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------------------
                LONG - TERM INVESTMENTS - 96.4%

                 COMMON STOCKS -- 96.4%
                 AEROSPACE -- 0.9%
           538   United Defense Industries, Inc. *                                        $        21,503
                 AGRICULTURAL PRODUCTION/SERVICES -- 0.6%
           334   Bunge LTD (Bermuda)                                                               13,361
                 APPAREL -- 3.5%
           688   Columbia Sportswear Co. * (l)                                                     37,474
           944   VF Corp.                                                                          46,681

                                                                                          ---------------
                                                                                                   84,155
                 AUTOMOTIVE -- 1.5%
           441   BorgWarner, Inc.                                                                  19,078
           410   Genuine Parts Co.                                                                 15,720

                                                                                          ---------------
                                                                                                   34,798
                 BANKING -- 8.9%
           310   Cullen/Frost Bankers, Inc. (l)                                                    14,401
           613   M&T Bank Corp.                                                                    58,702
         1,096   North Fork Bancorporation, Inc. (l)                                               48,695
           368   Northern Trust Corp.                                                              14,994
           361   TCF Financial Corp. (l)                                                           10,932
           323   Webster Financial Corp.                                                           15,968
         1,348   Wilmington Trust Corp.                                                            48,800

                                                                                          ---------------
                                                                                                  212,492
                 BUSINESS SERVICES -- 3.5%
           338   Affiliated Computer Services, Inc., Class A * (l)                                 18,805
           649   Deluxe Corp.                                                                      26,610
           751   IMS Health, Inc.                                                                  17,959
         1,089   Interactive Data Corp. * (l)                                                      20,489

                                                                                          ---------------
                                                                                                   83,863
                 CHEMICALS -- 3.5%
           362   Albemarle Corp.                                                                   12,699
           262   Ashland, Inc.                                                                     14,671
           633   Sigma-Aldrich Corp.                                                               36,702
           434   The Sherwin-Williams Co.                                                          19,061

                                                                                          ---------------
                                                                                                   83,133
                 COMPUTER SOFTWARE -- 0.7%
           660   Computer Associates International, Inc.                                           17,363
                 COMPUTERS/COMPUTER HARDWARE -- 1.1%
           249   Lexmark International, Inc., Class A * (l)                                        20,902
            98   NCR Corp. *                                                                        4,850

                                                                                          ---------------
                                                                                                   25,752
                 CONSTRUCTION MATERIALS -- 2.4%
           667   Florida Rock Industries, Inc. (l)                                                 32,654

           489   Vulcan Materials Co.                                                              24,935

                                                                                          ---------------
                                                                                                   57,589
                 CONSUMER PRODUCTS -- 1.2%
           399   Fortune Brands, Inc.                                                              29,592
                 ENVIRONMENTAL SERVICES -- 1.5%
         1,232   Republic Services, Inc.                                                           36,652
                 FINANCIAL SERVICES -- 4.3%
           558   Golden West Financial Corp.                                                       61,921
           463   Legg Mason, Inc. (l)                                                              24,688
           319   T. Rowe Price Group, Inc.                                                         16,265

                                                                                          ---------------
                                                                                                  102,874
                 FOOD/BEVERAGE PRODUCTS -- 3.9%
           297   Brown-Forman Corp., Class B                                                       13,590
           405   Constellation Brands, Inc., Class A * (l)                                         15,426
           628   Dean Foods Co. *                                                                  18,853
           937   Hormel Foods Corp.                                                                25,079
           471   The J.M. Smucker Co. (l)                                                          20,897

                                                                                          ---------------
                                                                                                   93,845
                 HEALTH CARE/HEALTH CARE SERVICES -- 2.8%
           396   Coventry Health Care, Inc. *                                                      21,140
           721   Lincare Holdings, Inc. * (l)                                                      21,427
           185   Quest Diagnostics, Inc.                                                           16,285
           222   Renal Care Group, Inc. *                                                           7,152

                                                                                          ---------------
                                                                                                   66,004
                 INSURANCE -- 11.9%
         2,100   Assurant, Inc.                                                                    54,594
           720   Cincinnati Financial Corp. (l)                                                    29,692
         1,032   IPC Holdings LTD (Bermuda)                                                        39,242
           502   MGIC Investment Corp. (l)                                                         33,401
         1,829   Old Republic International Corp.                                                  45,780
           304   PartnerRe LTD (Bermuda)                                                           16,637
           676   Principal Financial Group, Inc. (l)                                               24,301
           307   SAFECO Corp. (l)                                                                  13,992
           705   Willis Group Holdings LTD (United Kingdom) (l)                                    26,363

                                                                                          ---------------
                                                                                                  284,002
                 MACHINERY & ENGINEERING EQUIPMENT -- 0.0%^
            24   IDEX Corp. (l)                                                                       815
                 MANUFACTURING -- 4.0%
           448   Carlisle Companies, Inc.                                                          28,609
           431   Cooper Industries LTD, Class A                                                    25,435
           965   Crane Co.                                                                         27,916
           287   Harsco Corp.                                                                      12,891

                                                                                          ---------------
                                                                                                   94,851
                 MULTI-MEDIA -- 3.8%
           418   Dex Media, Inc. *                                                                  8,847
           495   Gannett Co., Inc.                                                                 41,494
           194   Knight Ridder, Inc.                                                               12,678
           579   The E.W. Scripps Co., Class A (l)                                                 27,684

                                                                                          ---------------
                                                                                                   90,703

                 OIL & GAS -- 5.8%
           858   Burlington Resources, Inc.                                                        35,002
           694   Devon Energy Corp. (l)                                                            49,309
           186   Energen Corp.                                                                      9,563
           217   Equitable Resources, Inc.                                                         11,796
           851   Premcor, Inc. *                                                                   32,764

                                                                                          ---------------
                                                                                                  138,434
                 PACKAGING -- 1.1%
            92   Ball Corp.                                                                         3,447
           998   Pactiv Corp. *                                                                    23,204

                                                                                          ---------------
                                                                                                   26,651
                 PAPER/FOREST PRODUCTS -- 1.5%
           547   Plum Creek Timber Co., Inc.                                                       19,161
           390   Rayonier, Inc. (l)                                                                17,625

                                                                                          ---------------
                                                                                                   36,786
                 PHARMACEUTICALS -- 0.7%
           796   NBTY, Inc. *                                                                      17,170
                 PIPELINES -- 2.2%
           832   Kinder Morgan, Inc.                                                               52,260
                 REAL ESTATE -- 2.2%
           819   Brookfield Properties Corp. (Canada)                                              26,412
           408   LNR Property Corp. (l)                                                            25,259

                                                                                          ---------------
                                                                                                   51,671
                 REAL ESTATE INVESTMENT TRUST -- 2.0%
           341   Kimco Realty Corp. (l)                                                            17,504
           432   PS Business Parks, Inc. (l)                                                       17,207
           258   Public Storage, Inc. (l)                                                          12,804

                                                                                          ---------------
                                                                                                   47,515
                 RESTAURANTS/FOOD SERVICES -- 2.2%
           773   Applebee's International, Inc.                                                    19,544
           821   Outback Steakhouse, Inc. (l)                                                      34,092

                                                                                          ---------------
                                                                                                   53,636
                 RETAILING -- 8.1%
         1,378   Autonation, Inc. *                                                                23,535
           751   AutoZone, Inc. *                                                                  58,029
         1,425   Family Dollar Stores, Inc.                                                        38,626
           400   The May Department Stores Co.                                                     10,252
         1,614   The TJX Companies, Inc.                                                           35,579
           280   Tiffany & Co.                                                                      8,598
           630   Tuesday Morning Corp. * (l)                                                       19,480

                                                                                          ---------------
                                                                                                  194,099
                 TELECOMMUNICATIONS -- 4.8%
           781   Alltel Corp. (l)                                                                  42,874
         1,433   CenturyTel, Inc. (l)                                                              49,049
           266   Telephone & Data Systems, Inc. (l)                                                22,389

                                                                                          ---------------
                                                                                                  114,312
                 TEXTILES -- 1.4%
           418   Mohawk Industries, Inc. * (l)                                                     33,209
                 UTILITIES -- 4.4%
           448   Dominion Resources, Inc.                                                          29,206
           631   Energy East Corp.                                                                 15,886

           676   SCANA Corp.                                                                       25,249
           714   Sempra Energy                                                                     25,829
           463   Westar Energy, Inc.                                                                9,357

                                                                                          ---------------
                                                                                                  105,527
---------------------------------------------------------------------------------------------------------
                 Total Common Stocks                                                            2,304,617
                 (Cost $2,103,642)
---------------------------------------------------------------------------------------------------------
                 SHORT - TERM INVESTMENTS - 6.4%
---------------------------------------------------------------------------------------------------------

                 MONEY MARKET FUND -- 6.4%
       154,265   JPMorgan Prime Money Market Fund (a)                                             154,265
                 (Cost $154,265)

---------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 102.8%                                              $     2,458,882
                 (COST $2,257,907)
                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.8)%                                  (66,104)
                 NET ASSETS -- 100.0%                                                           2,392,778
---------------------------------------------------------------------------------------------------------

Percentages indicated are bassed on net assets of $2,392,778.

SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------
                 COLLATERAL INVESTMENTS

                 MONEY MARKET FUND (c)
         3,100   Barclays Global Investors Prime Money Market Fund                        $         3,100

   PRINCIPAL
    AMOUNT
     (USD)
---------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT (c)
$      215,781   Nomura Securities, Inc., 1.87%, dated 9/30/04, due
                 10/01/04, proceeds $215,792, secured by U.S. Government
                 Agency Securities                                                                215,781
---------------------------------------------------------------------------------------------------------
                                                                                          $       218,881
---------------------------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                            GROSS             GROSS        NET UNREALIZED
       AGGREGATE          UNREALIZED        UNREALIZED      APPRECIATION
         COST            APPRECIATION      DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------
$        2,257,907     $        215,636    $   (14,661)    $     200,975

ABBREVIATIONS:
^    - Amount rounds to less than 0.1%.
*    - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)  - Investment of cash collateral for portfolio securities on loan.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD  - United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.


     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.

                         JPMORGAN SMALL CAP GROWTH FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)


    SHARES       ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------------------
LONG - TERM INVESTMENTS -- 96.9%

                 COMMON STOCKS -- 96.9%
                 AEROSPACE -- 0.8%
             1   Engineered Support Systems, Inc.                                         $            44

                 AIRLINES -- 1.4%
             4   Republic Airways Holdings, Inc. *                                                     34
             3   SkyWest, Inc.                                                                         48

                                                                                          ---------------
                                                                                                       82
                 APPLIANCES & HOUSEHOLD DURABLES -- 1.0%
             6   Jacuzzi Brands, Inc. *                                                                59

                 AUTOMOTIVE -- 1.6%
             1   Oshkosh Truck Corp.                                                                   41
             2   Winnebago Industries, Inc. (l)                                                        54

                                                                                          ---------------
                                                                                                       95
                 BANKING -- 3.7%
             2   East-West Bancorp, Inc.                                                               52
             2   EuroBancshares, Inc. (Puerto Rico) *                                                  40
             2   MB Financial, Inc. (l)                                                                64
             2   Texas Regional Bancshares, Inc., Class A                                              59

                                                                                          ---------------
                                                                                                      215
                 BIOTECHNOLOGY -- 1.6%
             2   Cytokinetics, Inc. *                                                                  24
             0^^ Encysive Pharmaceuticals, Inc. *                                                       2
             4   Incyte Corp. * (l)                                                                    40
             1   Telik, Inc. *                                                                         26

                                                                                          ---------------
                                                                                                       92
                 BROADCASTING/CABLE -- 0.6%
             1   Salem Communications Corp., Class A *                                                 37

                 BUSINESS SERVICES -- 1.2%
             2   Alliance Data Systems Corp. *                                                         70

                 COMPUTER SOFTWARE -- 10.0%
             9   Aspen Technology, Inc. *                                                              60
             3   DSP Group, Inc. * (l)                                                                 60
             4   Epicor Software Corp. *                                                               52
             2   Hyperion Solutions Corp. *                                                            54
             9   Lawson Software, Inc. *                                                               49
             2   NAVTEQ Corp. *                                                                        69
             4   Packeteer, Inc. * (l)                                                                 44
             3   Serena Software, Inc. * (l)                                                           57

             2   Verint Systems, Inc. * (l)                                                            90
             3   Witness Systems, Inc. *                                                               47

                                                                                          ---------------
                                                                                                      582
                 COMPUTERS/COMPUTER HARDWARE -- 2.2%
             3   Electronics for Imaging, Inc. * (l)                                                   48
             2   Tech Data Corp. *                                                                     80

                                                                                          ---------------
                                                                                                      128
                 CONSTRUCTION -- 1.0%
             6   Champion Enterprises, Inc. * (l)                                                      59
                 CONSUMER SERVICES -- 4.6%
             3   Educate, Inc. * (l)                                                                   34
             3   Jackson Hewitt Tax Service, Inc.                                                      67
             1   Laureate Education, Inc. *                                                            44
             2   Ritchie Bros. Auctioneers, Inc. (Canada)                                              53
             2   Startek, Inc. (l)                                                                     69

                                                                                          ---------------
                                                                                                      267
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.8%
             5   TTM Technologies, Inc. *                                                              44

                 ENTERTAINMENT/LEISURE -- 5.2%
             2   Carmike Cinemas, Inc.                                                                 68
             2   Gaylord Entertainment Co. *                                                           59
             3   K2, Inc. * (l)                                                                        47
             3   LIFE TIME FITNESS, Inc. *                                                             67
             3   Scientific Games Corp., Class A *                                                     62

                                                                                          ---------------
                                                                                                      303
                 FINANCIAL SERVICES -- 3.4%
             1   Affiliated Managers Group, Inc. * (l)                                                 69
             1   Greenhill & Co., Inc. (l)                                                             35
             2   Marlin Business Services, Inc. *                                                      34
             2   National Financial Partners Corp.                                                     59

                                                                                          ---------------
                                                                                                      197
                 FOOD/BEVERAGE PRODUCTS -- 1.5%
             1   Red Robin Gourmet Burgers, Inc. * (l)                                                 28
             2   United Natural Foods, Inc. *                                                          58

                                                                                          ---------------
                                                                                                       86
                 HEALTH CARE/HEALTH CARE SERVICES -- 11.7%
             3   Abaxis, Inc. * (l)                                                                    38
             1   Amedisys, Inc. *                                                                      36
             1   Cooper Companies, Inc. (l)                                                            65
             2   Covance, Inc. *                                                                       87
             2   Kyphon, Inc. * (l)                                                                    56
             3   Psychiatric Solutions, Inc. *                                                         83
             2   Sunrise Assisted Living, Inc. * (l)                                                   54
             5   TriPath Imaging, Inc. * (l)                                                           43
             2   United Surgical Partners International, Inc. * (l)                                    52
             3   VCA Antech, Inc. *                                                                    68
             1   Ventana Medical Systems, Inc. *                                                       61
             1   Wright Medical Group, Inc. *                                                          36
                                                                                          ---------------
                                                                                                      679

                 INSURANCE -- 2.9%
             1   Direct General Corp. (l)                                                              30
             2   Infinity Property & Casualty Corp.                                                    63
             2   ProAssurance Corp. *                                                                  73

                                                                                          ---------------
                                                                                                      166
                 INTERNET SERVICES/SOFTWARE -- 1.3%
             2   Equinix, Inc. * (l)                                                                   57
            10   Mindspeed Technologies, Inc. * (l)                                                    19

                                                                                          ---------------
                                                                                                       76
                 MANUFACTURING -- 1.2%
             6   General Cable Corp. * (l)                                                             67

                 METALS/MINING -- 1.0%
             2   Arch Coal, Inc.                                                                       60

                 MULTI-MEDIA -- 1.1%
             5   Gray Television, Inc.                                                                 61

                 OFFICE/BUSINESS EQUIPMENT -- 1.2%
             2   Global Imaging Systems, Inc. * (l)                                                    67

                 OIL & GAS -- 4.9%
             2   Headwaters, Inc. * (l)                                                                52
             1   Newfield Exploration Co. *                                                            62
             2   Unit Corp. *                                                                          88
             2   Universal Compression Holding, Inc. *                                                 82

                                                                                          ---------------
                                                                                                      284
                 PHARMACEUTICALS -- 7.9%
             2   Able Laboratories, Inc. * (l)                                                         32
             2   Adolor Corp. *                                                                        24
             2   Alkermes, Inc. * (l)                                                                  26
             1   AtheroGenics, Inc. * (l)                                                              26
             3   Auxilium Pharmaceuticals, Inc. *                                                      26
             3   Cubist Pharmaceuticals, Inc. *                                                        33
             2   CV Therapeutics, Inc. * (l)                                                           28
             3   Cypress Bioscience, Inc. *                                                            35
             2   Nabi Biopharmaceuticals *                                                             33
             3   NBTY, Inc. *                                                                          68
             1   Onyx Pharmaceuticals, Inc. * (l)                                                      24
             1   Pharmion Corp. *                                                                      32
             1   Taro Pharmaceutical Industries LTD (Israel) *                                         14
             1   United Therapeutics Corp. * (l)                                                       33
             1   Valeant Pharmaceuticals International (l)                                             28

                                                                                          ---------------
                                                                                                      462
                 REAL ESTATE INVESTMENT TRUST -- 1.3%
             2   American Financial Realty Trust                                                       23
             2   Global Signal, Inc.                                                                   50

                                                                                          ---------------
                                                                                                       73

                 RESTAURANTS/FOOD SERVICES -- 1.5%
             4   CKE Restaurants, Inc. * (l)                                                           45
             2   Rare Hospitality International, Inc. *                                                42

                                                                                          ---------------
                                                                                                       87
                 RETAILING -- 5.0%
             2   Aeropostale, Inc. *                                                                   42
             1   CDW Corp.                                                                             55
             3   Genesco, Inc. * (l)                                                                   67
             1   Guitar Center, Inc. * (l)                                                             58
             3   The Pantry, Inc. *                                                                    68

                                                                                          ---------------
                                                                                                      290
                 SEMI-CONDUCTORS -- 5.4%
             3   Artisan Components, Inc. * (l)                                                        79
             4   Axcelis Technologies, Inc. *                                                          36
             4   Credence Systems Corp. *                                                              29
             2   Cymer, Inc. *                                                                         46
             5   Entegris, Inc. *                                                                      45
             7   Mattson Technology, Inc. *                                                            52
             7   Staktek Holdings, Inc. *                                                              27

                                                                                          ---------------
                                                                                                      314
                 SHIPPING/TRANSPORTATION -- 1.0%
             1   UTI Worldwide, Inc. (Virgin Islands)                                                  60

                 TELECOMMUNICATIONS -- 6.2%
             7   Aeroflex, Inc. *                                                                      73
             6   Atheros Communications, Inc. * (l)                                                    57
            12   LCC International, Inc. * (l)                                                         39
             6   Nextel Partners, Inc., Class A *                                                      93
             4   Symmetricom, Inc. *                                                                   33
             4   Tekelec *                                                                             64

                                                                                          ---------------
                                                                                                      359
                 TELECOMMUNICATIONS EQUIPMENT -- 1.6%
             5   C-COR.net Corp. *                                                                     39
             2   Inter-Tel, Inc. (l)                                                                   52

                                                                                          ---------------
                                                                                                       91
                 TRANSPORTATION -- 1.1%
             3   Sirva, Inc. *                                                                         63

                 ----------------------------------------------------------------------------------------
                 Total Common Stocks                                                                5,619
                 (Cost $5,078)
---------------------------------------------------------------------------------------------------------
         SHORT-TERM INVESTMENTS - 3.1%

                 MONEY MARKET FUND -- 3.1%
           178   JPMorgan Prime Money Market Fund (a)                                                 178
                 (Cost $178)
---------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                              $         5,797
                 (COST $5,256)
                 OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%^                                         19

                 NET ASSETS - 100%                                                                  5,816
---------------------------------------------------------------------------------------------------------

                 Percentages indicated are based on net assets of $5,816.

   PRINCIPAL
    AMOUNT
     (USD)       COLLATERAL INVESTMENTS                                                        VALUE
---------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT (c)
$          954   UBS Securities LLC, 1.87%, due 10/01/04, dated 09/30/04,
                 proceeds $954, secured by U.S. Government Agency Securities              $           954

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                            GROSS             GROSS        NET UNREALIZED
      AGGREGATE           UNREALIZED        UNREALIZED      APPRECIATION
        COST             APPRECIATION      DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------
$            5,256     $            915    $      (374)    $         541

ABBREVIATIONS:

*    - Non-income producing security.
^    - Amount rounds to less than 0.1%.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)  - Investment of cash collateral for portfolio securities on loan.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD  - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Fleming Mutual Fund Group
            --------------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        --------------------------------------------------------
                              George C.W. Gatch, President

Date                          November 23, 2004
    ----------------------------------------------------------------------------